Debt - Off Balance Sheet Arrangements (Details) $ in Millions	Mar. 31, 2025 USD ($)
Letter of Credit | Line of Credit
Line of Credit Facility [Line Items]
Amount drawn under line of credit	$ 0.0
Bank Guarantee | Line of Credit
Line of Credit Facility [Line Items]
Amount drawn under line of credit	5.9
Revolving Credit Facility
Line of Credit Facility [Line Items]
Remaining borrowing capacity	$ 594.1